Schedule of expected credit loss (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 8,103,905
Allowance for doubtful accounts	(155,563)	R$ (173,007)
Stage 1 [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	7,950,171
Allowance for doubtful accounts	R$ 7,202
Stage 1 [Member] | Operation Risk One [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 4,748,103
Stage 1 [Member] | Operation Risk Two [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 2,407,515
Stage 1 [Member] | Operation Risk Three [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 708,010
Estimated loss percentage	0.83%
Allowance for doubtful accounts	R$ 5,876
Stage 1 [Member] | Operation Risk Four [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 86,543
Estimated loss percentage	1.53%
Allowance for doubtful accounts	R$ 1,326
Stage Two [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	7,643
Allowance for doubtful accounts	2,270
Stage Two [Member] | First Renegotiation Lower Than Twenty Four Months [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 468
Estimated loss percentage	25.00%
Allowance for doubtful accounts	R$ 117
Stage Two [Member] | Between 90 And 180 Days [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 7,175
Estimated loss percentage	30.00%
Allowance for doubtful accounts	R$ 2,153
Stage Three [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	146,091
Allowance for doubtful accounts	146,091
Stage Three [Member] | Above 180 Days [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 8,532
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 8,532
Stage Three [Member] | Operation Risk 5 [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 10,687
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 10,687
Stage Three [Member] | Legal [Member]
DisclosureOfTradeAccountsReceivableLineItems [Line Items]
Trade accounts receivable	R$ 126,872
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 126,872